Employee Benefits - Fair Values For Other Postretirement Benefit Plans By Asset Category (Detail) - Health Care and Life - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Total investments at fair value	$ 589	$ 847
Investments measured at NAV	530	516
Total	1,119	1,363	$ 1,760
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total	71	131
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total	294	463
U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Total	23	23
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total	141	170
International bonds
Defined Benefit Plan Disclosure [Line Items]
Total	60	60
Level 1
Defined Benefit Plan Disclosure [Line Items]
Total investments at fair value	476	661
Total	476	661
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total	1	1
Level 1 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total	294	463
Level 1 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Total	22	22
Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total	141	145
Level 1 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Total	18	30
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total investments at fair value	113	186
Total	113	186
Level 2 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total	70	130
Level 2 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total	0	0
Level 2 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Total	1	1
Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total	0	25
Level 2 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Total	42	30
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total investments at fair value	0	0
Total	0	0
Level 3 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Total	0	0
Level 3 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total	0	0
Level 3 | U.S. Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Total	0	0
Level 3 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Total	0	0
Level 3 | International bonds
Defined Benefit Plan Disclosure [Line Items]
Total	$ 0	$ 0